Income Taxes (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Current
Federal	$ 0	$ 0
State	(14,041)	2,400
Current Total	(14,041)	2,400
Deferred
Federal	0	0
State	0	0
Deferred Total	0	0
Expense	$ (14,041)	$ 2,400